Equity	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Equity
Note 11. Equity
a. Stock-based compensation plans
Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance-based restricted share units (”PSUs”) were allocated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$1,010	$999	$1,962	$1,931
Research and development, net	2,120	1,867	4,251	3,956
Selling, general and administrative	4,216	5,156	9,782	10,376
Total stock-based compensation expenses	$7,346	$8,022	$15,995	$16,263
A summary of the Company’s stock option activity for the six months ended June 30, 2024 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2024	1,360,652	20.67
Granted	—	—
Exercised	(12,413)	12.30
Forfeited	(54,569)	24.30
Options outstanding as of June 30, 2024	1,293,670	20.60
Options exercisable as of June 30, 2024	1,014,148	21.80
As of June 30, 2024, the unrecognized compensation cost of $0.3 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 1.56 years.
A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2024 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2024	3,842,232	17.95
Granted	1,867,931	11.77
Vested	(1,020,493)	19.12
Forfeited	(213,697)	19.14
Unvested as of June 30, 2024	4,475,973	18.83
The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.
As of June 30, 2024, the unrecognized compensation cost of $55.7 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.79 years.
b. Accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2024 and 2023, respectively:

	Six Months Ended June 30, 2024
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	1,459	(2,210)	(751)
Amounts reclassified from accumulated other comprehensive loss	(1,303)	—	(1,303)
Other comprehensive loss	156	(2,210)	(2,054)
Balance as of June 30, 2024	$1,946	$(11,079)	$(9,133)

	Six Months Ended June 30, 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income before reclassifications	(2,708)	1,834	(874)
Amounts reclassified from accumulated other comprehensive loss	1,021	—	1,021
Other comprehensive income	(1,687)	1,834	147
Balance as of June 30, 2023	$(1,986)	$(10,685)	$(12,671)